Condensed Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 17,703,680	$ 17,780,058	$ 30,506,522
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	2,238,222	2,113,732	2,180,038
Stock-based compensation		125,630	498,825
Shares issued for compensation	31,808	185,000	71,175
Bad debt expense	2,215,016	4,509,634	294,536
Impairment of goodwill	5,488,816	777,329
(Gain) Loss on disposition of property and equipment		1,385	190,301
(Income) from investments	(365,359)	(541,578)	(808,464)
Deferred tax (benefit) expense	(710,672)	271,907	275,749
Changes in operating assets and liabilities:
Accounts receivable	(3,086,600)	(2,075,274)	(13,294,924)
Advance to suppliers, net	7,282,068	(39,859,386)	(9,213,279)
Prepaid expenses and other current assets	(5,511,142)	(4,734,501)	(3,464,939)
Receivables from supply chain solutions	(18,651,357)	11,372,841	(48,202,128)
Inventories	(246,818)	(25,530,993)	(3,931,400)
Accounts payable	5,722,300	7,693,011	33,620,611
Advance from customers	16,986,750	19,085,377	3,375,769
Taxes payable	1,478,316	(5,574,048)	5,575,502
Other payables	3,232,387		2,576,570
Payable to supply chain solutions	4,096,141	(15,198,883)	25,608,622
Operating lease liabilities	(834,381)	(855,242)	(952,495)
Accrued expenses and other current liabilities	(1,569,395)	1,501,078	(1,049,489)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	35,499,780	(28,952,923)	23,857,102
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment	(503,957)	(652,585)	(186,705)
Purchase of intangible assets	(44,029)	(74,710)	(18,281)
Cash (paid) received in connection with Nami acquisition			(7,007,905)
Cash paid in connection with acquisition, net of cash received		(530,322)
Cash received on disposal of discontinued operations			14,950,730
Proceeds from sale of short-term investments	103,458,984	78,595,280	4,894,270
Proceeds from sale of Long-term investment	7,061,233
Proceeds from investment in debt securities	14,366,013
Purchase of short-term investments	(104,365,028)	(51,567,746)	(39,526,099)
Purchase of Long-term investments		(7,430,511)
Collection of loans to third parties			1,643,203
Proceeds from disposal of subsidiary	71,514
Loans to third parties	(229,161)	(501,905)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	19,815,569	17,837,501	(25,250,787)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	1,553,471	445,831	784,609
Proceeds from issuance of common shares and pre-funded warrants			70,794,465
Proceeds from third-party loans	1,977,145	36,770,626
Repayment of short-term bank loans	(29,961)	(1,239,983)
Repayment of third-party loans	(2,277,954)	(41,491,973)
Repayment to related parties		(10,097)	(1,803,374)
Repayment of loan from related parties	(8,028,965)	(2,500,000)
Purchase of treasury shares	94,252	(355,844)
Capital contribution from non-controlling interest	(35,290)	37,116	751,841
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	(6,747,302)	(8,344,324)	70,527,541
EFFECT OF EXCHANGE RATE CHANGE ON CASH AND CASH EQUIVALENTS	(1,234,680)	(4,848,722)	294,928
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	47,333,367	(24,308,468)	69,428,784
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH FROM CONTINUING OPERATIONS-BEGINNING	67,318,573	91,627,041	22,198,257
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH FROM CONTINUING OPERATIONS-ENDING	114,651,940	67,318,573	91,627,041
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income taxes	4,530,963	10,385,495	5,546,082
Cash paid for interest	29,961	496,932	370,356
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Repayment payable for business disposition	279,037
Receivable from disposal of subsidiary		289,973
Lease liabilities arising from obtaining right-of-use assets	295,220	4,070,163
Issuance of shares for share-based compensation			71,175
CASH AND CASH EQUIVALENTS FROM CONTINUING OPERATIONS ARE COMPRISED OF THE FOLLOWING:
Cash and cash equivalents	114,454,844	63,901,329	91,447,620
Restricted cash	197,096	3,417,244	179,421
Total cash, cash equivalents and restricted cash	$ 114,651,940	$ 67,318,573	$ 91,627,041